ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	7 Months Ended
Dec. 31, 2022
National Holdings Investments Ltd [Member]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 10 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The following is a summary of accrued expenses and other current liabilities:

As of December 31,
2022
Other payables	45,816
Salary and welfare payable	197
Total Accrued expenses and other current liabilities	46,013